Note 8 - Securities Held to Maturity (Details) - Held-to-Maturity Securities by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Note 8 - Securities Held to Maturity (Details) - Held-to-Maturity Securities by Contractual Maturity [Line Items]
Amortized Cost	$ 78,228	$ 78,518
Gross Unrealized Gains	856	621
Gross Unrealized Losses	479	1,164
Estimated Fair Value	78,605	77,975
US Government Agencies Debt Securities [Member]
Note 8 - Securities Held to Maturity (Details) - Held-to-Maturity Securities by Contractual Maturity [Line Items]
Due after one year to five years-Amortized Cost	21,000	19,000
Due after one year to five years Gross Unrealized Gains	7
Due after one year to five years Gross Unrealized Losses	84	270
Due after one year to five years Estimated Fair Value	20,923	18,730
Due after five through ten years Amortized Cost	11,180	13,180
Due after five through ten years Gross Unrealized Gains	7
Due after five through ten years Gross Unrealized Losses	93	303
Due after five through ten years Estimated Fair Value	11,094	12,877
Due thereafter Amortized Cost	12,000	12,000
Due thereafter Gross Unrealized Losses	235	394
Due thereafter Estimated Fair Value	11,765	11,606
Amortized Cost	44,180	44,180
Gross Unrealized Gains	14
Gross Unrealized Losses	412	967
Estimated Fair Value	43,782	43,213
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 8 - Securities Held to Maturity (Details) - Held-to-Maturity Securities by Contractual Maturity [Line Items]
Securities held to maturity, amortized cost	25,101	25,426
Securities held to maturity, gross unrealized gains	763	567
Securities held to maturity, gross unrealized losses	62	184
Securities held to maturity, fair value	25,802	25,809
Corporate Debt Securities [Member]
Note 8 - Securities Held to Maturity (Details) - Held-to-Maturity Securities by Contractual Maturity [Line Items]
Due after one year to five years-Amortized Cost	3,101	3,111
Due after one year to five years Gross Unrealized Gains	44	35
Due after one year to five years Gross Unrealized Losses	3	9
Due after one year to five years Estimated Fair Value	3,142	3,137
Due after five through ten years Amortized Cost	1,500	1,500
Due after five through ten years Gross Unrealized Gains	4	2
Due after five through ten years Gross Unrealized Losses	2	3
Due after five through ten years Estimated Fair Value	1,502	1,499
Amortized Cost	4,601	4,611
Gross Unrealized Gains	48	37
Gross Unrealized Losses	5	12
Estimated Fair Value	4,644	4,636
Certificates of Deposit [Member]
Note 8 - Securities Held to Maturity (Details) - Held-to-Maturity Securities by Contractual Maturity [Line Items]
Due within one year Amortized Cost	1,405	1,380
Due within one year Gross Unrealized Gains	2	3
Due within one year Gross Estimated Fair Value	1,407	1,383
Due after one year to five years-Amortized Cost	2,941	2,921
Due after one year to five years Gross Unrealized Gains	29	14
Due after one year to five years Gross Unrealized Losses		1
Due after one year to five years Estimated Fair Value	2,970	2,934
Amortized Cost	4,346	4,301
Gross Unrealized Gains	31	17
Gross Unrealized Losses		1
Estimated Fair Value	$ 4,377	$ 4,317